Significant Accounting Policies (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and diluted (loss) per share:
(Loss) income from continuing operations	$ (4,242)	$ (2,503)	$ (2,878)
Interest on convertible notes			(67)
Interest of 6% to Cumulative Preferred Stock	(659)	(717)	(497)
Total	$ (4,901)	$ (3,220)	$ (3,442)
Number of common shares at the beginning of the year	3,509,344	3,390,733	3,068,184
Stock options exercised	2		3,958
Common shares issued in connection with conversion of convertible notes		35,192	285,505
Number of shares used in per share computation	3,509,346	3,425,925	3,357,647
Basic net income (loss) per share	$ (1.40)	$ (0.94)	$ (1.03)